Commercial Aerospace Industry Assets and Commitments (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts Notes And Loans Receivable [Line Items]
Unbilled Contracts Receivable	$ 2,624,000,000	$ 2,172,000,000
Fair Value Disclosure, Off-balance Sheet Risks, Amount, Asset	11,300,000,000
Commercial Aerospace [Member]
Accounts Notes And Loans Receivable [Line Items]
Guarantee Obligations Maximum Exposure	632,000,000	615,000,000
Commercial Aerospace [Member]
Accounts Notes And Loans Receivable [Line Items]
Accounts, Notes, Loans and Financing Receivable, gross	5,573,000,000	6,193,000,000
Products Under Lease	583,000,000	662,000,000
Notes and leases receivable, total committed	424,000,000	586,000,000
Notes and leases receivable within one year	43,000,000
Notes and leases receivable within two years	103,000,000
Notes and leases receivable within three years	42,000,000
Notes and leases receivable within four years	26,000,000
Notes and leases receivable within five years	25,000,000
Notes and leases receivable after five years	185,000,000
Commercial aerospace financing commitments, total committed	3,152,000,000
Commercial aerospace financing commitments within one year	574,000,000
Commercial aerospace financing commitments within two years	489,000,000
Commercial aerospace financing commitments within three years	363,000,000
Commercial aerospace financing commitments within four years	449,000,000
Commercial aerospace financing commitments within five years	375,000,000
Commercial aerospace financing commitments after five years	902,000,000
Deferred Revenues Long Term Aftermarket Maintenance Contract	3,553,000,000	3,230,000,000
Allowance For Accounts Notes Receivable	243,000,000	243,000,000
Guarantee Obligations And Rental Commitments Current Carrying Value	67,000,000	76,000,000
Other commercial aerospace commitments, total committed	8,165,000,000
Other commercial aerospace commitments within one year	763,000,000
Other commercial aerospace commitments within two years	858,000,000
Other commercial aerospace commitments within three years	948,000,000
Other commercial aerospace commitments within four years	899,000,000
Other commercial aerospace commitments within five years	774,000,000
Other commercial aerospace commitments after five years	3,923,000,000
Collaboration partners' share, total committed	(2,840,000,000)
Collaboration partners' share within one year	(370,000,000)
Collaboration partners' share within two years	(381,000,000)
Collaboration partners' share within three years	(383,000,000)
Collaboration partners' share within four years	(380,000,000)
Collaboration partners' share within five years	(296,000,000)
Collaboration partners' share after five years	(1,030,000,000)
Total commercial commitments, total committed	8,477,000,000
Total commercial commitments within one year	967,000,000
Total commercial commitments within two years	966,000,000
Total commercial commitments within three years	928,000,000
Total commercial commitments within four years	968,000,000
Total commercial commitments within five years	853,000,000
Total commercial commitments after five years	3,795,000,000
International Aero Engines AG [Member]
Accounts Notes And Loans Receivable [Line Items]
Business Acquisition Cost Of Acquired Entity, Purchase Price			1,500,000,000
Commercial Aerospace [Member]
Accounts Notes And Loans Receivable [Line Items]
Unbilled Contracts Receivable	$ 823,000,000	$ 677,000,000